Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income of Defined Benefit Plans
Amounts recognized in respect of these defined benefit plans were as follows:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Current service cost	$135.6	$123.3	$145.3
Net interest expense	124.0	81.6	47.2

Components of defined benefit costs recognized in profit or loss	259.6	204.9	192.5

Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	(124.4)	(139.2)	(73.3)
Actuarial loss (gain) arising from experience adjustments	(438.0)	494.1	94.3
Actuarial loss (gain) arising from changes in demographic assumptions	(233.2)	—	277.4
Actuarial loss (gain) arising from changes in financial assumptions	541.7	3,161.9	(540.5)

Components of defined benefit costs recognized in other comprehensive income	(253.9)	3,516.8	(242.1)

Total	$5.7	$3,721.7	$(49.6)

Pension Costs of Defined Benefit Plans Recognized in Profit or Loss by Categories
The pension costs of the aforementioned defined benefit plans were recognized in profit or loss by the following categories:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Cost of revenue	$157.8	$126.3	$124.5
Research and development expenses	72.7	57.3	52.8
General and administrative expenses	25.1	18.2	12.5
Marketing expenses	4.0	3.1	2.7

	$259.6	$204.9	$192.5

Funded Status of Defined Benefit Plans, Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets
The amounts arising from the defined benefit obligation of the Company were as follows:

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Present value of defined benefit obligation	$16,980.3	$16,585.5
Fair value of plan assets	(5,066.2)	(5,548.6)

Net defined benefit liability	$11,914.1	$11,036.9

Fair Value of Plan Assets by Major Categories
The fair value of the plan assets by major categories at the end of reporting period was as follows:

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Cash	$632.8	$1,001.0
Equity instruments	2,926.7	2,951.8
Debt instruments	1,506.7	1,595.8

	$5,066.2	$5,548.6

Principal Assumptions for Actuarial Valuation of Present Value of Defined Benefit Obligation
The actuarial valuations of the present value of the defined benefit obligation were carried out by qualified actuaries. The principal assumptions of the actuarial valuation were as follows:

	Measurement Date
	December 31, 2020	December 31, 2021
Discount rate	0.40%	0.75%
Future salary increase rate	3.00% (Note)	3.00%
Note: The Company has an additional 20 percent pay raise in 2021.

Present value of defined benefit obligation [member]
Statement [LineItems]
Funded Status of Defined Benefit Plans, Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets
Movements in the present value of the defined benefit obligation were as follows:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$13,662.7	$13,484.1	$16,980.3
Current service cost	135.6	123.3	145.3
Interest expense	175.4	118.8	66.7
Remeasurement:
Actuarial loss (gain) arising from experience adjustments	(438.0)	494.1	94.3
Actuarial loss (gain) arising from changes in demographic assumptions	(233.2)	—	277.4
Actuarial loss (gain) arising from changes in financial assumptions	541.7	3,161.9	(540.5)
Benefits paid from plan assets	(344.1)	(399.0)	(431.8)
Benefits paid directly by the Company	(16.0)	(2.9)	(6.2)

Balance, end of year	$13,484.1	$16,980.3	$16,585.5

Fair value of plan assets [member]
Statement [LineItems]
Funded Status of Defined Benefit Plans, Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets
Movements in the fair value of the plan assets were as follows:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$4,011.3	$4,301.6	$5,066.2
Interest income	51.4	37.2	19.5
Remeasurement:
Return on plan assets (excluding amounts included in net interest expense)	124.4	139.2	73.3
Contributions from employer	458.6	987.2	821.4
Benefits paid from plan assets	(344.1)	(399.0)	(431.8)

Balance, end of year	$4,301.6	$5,066.2	$5,548.6